BANK LOANS	12 Months Ended
Dec. 31, 2018
Secured loan [Abstract]
BANK LOANS
20	BANK LOANS

	2018	2017
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	114,456	108,754

Analysed between:
Current portion
Within 1 year	18,323	89,573
Less: included as part of a disposal group held for sale (Note 39)	-	(1,609)
	18,323	87,964

Non-current portion
Within 2 to 5 years	96,133	27,131
Less: included as part of a disposal group held for sale (Note 39)	-	(6,341)
	96,133	20,790

	114,456	108,754

Interest payable (included in bank loans)	886	477

i.	$100.0 million senior secured credit facility

On 8 May 2018, the Group signed a refinancing agreement (“$100.0 million senior secured credit facility”) that replaced $50.0 million, $123.0 million and $21.0 million senior secured credit facilities (“previous loan facilities”) which had an outstanding balance of US$85,850,000 at 31 December 2017. The $100.0 million senior secured credit facility is made up of two tranches which bear interest at London Interbank Offered Rate (“LIBOR”) plus 2.95% per annum. Tranche A and B are repayable quarterly commencing 16 August 2018 and matures on 15 May 2022 and 15 May 2023 respectively, with the option to extend for a further two years. Facility fees of US$1,750,000 were payable to the lender upon signing the new loan agreement. These were recorded as transaction cost to the loan account to the extent the loan was drawn down. As at 31 December 2018, the outstanding balance in relation to this facility is US$87,741,000, net of US$1,530,000 facility fees.

ii.	$27.0 million senior secured credit facility

The facility bears interest at LIBOR plus 2.65% per annum was fully drawn down in 2016 and is repayable quarterly, commencing 11 April 2017 and matures on 11 January 2021, with the option to extend for a further two years. As at 31 December 2018, the outstanding balance in relation to this facility is US$21,027,000 (2017: US$22,904,000).

iii.	$6.3 million secured term facility

On 4 June 2018, the Group entered into a term facility (“$6.3 million secured term facility”) to refinance the ship loan entered by IM Shipping Pte Ltd which became a subsidiary of the Group on 6 April 2018 (Note 16). The facility bear interest at LIBOR plus 2% per annum and is repayable quarterly, commencing on 6 September 2018 and matures on 6 June 2023. Facility fees of US$32,000 were payable to the lender upon signing the new loan agreement. These were recorded as transaction cost to the loan account to the extent the loan was drawn down. As at 31 December 2018, the outstanding balance in relation to this facility is US$5,688,000, net of US$28,000 facility fees.

The bank loans are secured on cash and certain ships owned by the Group.  The cash pledged and the carrying value of the ships under security charge as at 31 December 2018 is US$13,765,000 and US$242,445,000 respectively. Under the previous loan facilities, the cash pledged and the carrying value of the ships under security charge as at 31 December 2017, was US$5,183,000 and US$233,866,000 respectively. In addition, the loan facility has charges over the subsidiaries’ earnings, insurances, charter and charter guarantees and any requisition compensation.  Certain of the bank loans were guaranteed by the Grindrod Limited prior to the Spin-off on 18 June 2018 (Note 1) and thereafter, they are guaranteed by the Company.

These bear a weighted average effective interest rate of 5.30% (2017: 3.83%) per annum.

At 31 December 2018, the Group had no available undrawn committed borrowing facilities (2017: US$5,000,000) which are subjected to the Group meeting all conditions precedent to drawdown.

These bank loan facilities contains financial covenants where the most stringent of which require the group to maintain the following:
•	book value net worth of not less than $250 million in 2018;
•	cash and cash equivalent (including restricted cash held in the debt service reserve account) of not less than $30 million and
•	a ratio of debt to market adjusted tangible fixed assets of not more than 75%.

The Group was in compliance with its financial covenants as of 31 December 2018.